Equity (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2019 USD ($) $ / shares	Aug. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2019 ₪ / shares shares	Nov. 30, 2019 ILS (₪) ₪ / shares	Dec. 31, 2018 ₪ / shares
Disclosure of classes of share capital [line items]
Ordinary shares hold | shares			568,620				568,620
Amount of cash dividend | $	$ 7,079	$ 7,953	$ 5,015	$ 5,012	$ 5,011	$ 7,070
Cash dividend per share | $ / shares	$ 0.46	$ 0.52	$ 0.34	$ 0.34	$ 0.34	$ 0.48
Dividend payable, record date	Dec. 24, 2019	Sep. 12, 2019	Dec. 31, 2018	Jun. 05, 2018	Oct. 17, 2017	Dec. 30, 2016
Dividend payable, paid date	Jan. 08, 2020	Sep. 25, 2019	Jan. 16, 2019	Jun. 20, 2018	Nov. 02, 2017	Jan. 12, 2017
NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value							₪ 1		₪ 1
Amount of cash dividend | ₪								₪ 24,471
Cash dividend per share								₪ 1.6
Dividend payable, record date	Dec. 24, 2019
Dividend payable, paid date	Jan. 08, 2020